Contingent Liabilities and Commitments_Acceptances And Guarantees By Counterparty(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,001,971	₩ 5,919,291
Unconfirmed guarantees	2,635,501	2,285,377
Total	₩ 7,637,472	₩ 8,204,668
Proportion (%)	100.00%	100.00%
Corporations
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 4,185,975	₩ 5,129,393
Unconfirmed guarantees	1,913,114	1,644,556
Total	₩ 6,099,089	₩ 6,773,949
Proportion (%)	79.86%	82.56%
Small companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 621,834	₩ 623,424
Unconfirmed guarantees	492,369	479,514
Total	₩ 1,114,203	₩ 1,102,938
Proportion (%)	14.59%	13.44%
Public and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 194,162	₩ 166,474
Unconfirmed guarantees	230,018	161,307
Total	₩ 424,180	₩ 327,781
Proportion (%)	5.55%	4.00%